RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Interest expense on debt obligations	$ 1,281	$ 1,174	$ 2,494	$ 2,341
General and administrative expense	341	352	681	684
Related parties
Disclosure of transactions between related parties [line items]
Commercial property revenue	16	(4)	31	29
Management fee income	60	(8)	107	71
Interest expense on debt obligations	50	18	90	41
General and administrative expense	83	95	166	181
Construction costs	13	19	36	35
Distributions on Brookfield Corporation’s interest in Canholdco	4	8	9	36
Capital calls, net funded by BNRE	0	17	0	53
Incentive fees	$ 0	$ 0	$ 5	$ 11